Taxes - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Applicable tax rate (as a percent)	18.70%	20.40%	20.20%
Average effective tax rate (as a percent)	15.50%	18.90%	(17.10%)
Discrete tax benefit - deferred			$ 263
Discrete tax benefit - current			$ 36